Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	28,823	23,508
Deferred financing costs	8,778	5,564
Other non-current assets	2,092	4,866
Derivative financial instruments, non-current portion	13,225	1,913
Tangible fixed assets	4,514,663	5,002,829
Vessels under construction	210,099	22,939
Right-of-use assets	416,485	363,035
Total non-current assets	5,203,676	5,434,165
Current assets
Trade and other receivables	22,897	28,595
Amounts due from related parties	61	18
Derivative financial instruments, current portion	25,383	596
Inventories	8,483	8,327
Prepayments and other current assets	7,262	5,798
Short-term cash deposits	36,000
Cash and cash equivalents	368,286	282,246
Total current assets	468,372	325,580
Total assets	5,672,048	5,759,745
Equity
Preference shares	46	46
Share capital	954	954
Contributed surplus	658,888	692,536
Reserves	16,464	15,322
(Accumulated deficit)/retained earnings	108,685	(65,117)
Equity attributable to owners of the Group	785,037	643,741
Non-controlling interests	936,741	924,630
Total equity	1,721,778	1,568,371
Current liabilities
Trade accounts payable	19,725	15,892
Ship management creditors	14	119
Amounts due to related parties	26	27
Derivative financial instruments, current portion	2,834	25,518
Other payables and accruals	166,932	153,501
Borrowings, current portion	294,977	553,161
Lease liabilities, current portion	48,548	30,905
Total current liabilities	533,056	779,123
Non-current liabilities
Derivative financial instruments, non-current portion	5,498	28,694
Borrowings, non-current portion	3,004,767	3,105,059
Lease liabilities, non-current portion	287,828	271,945
Other non-current liabilities	119,121	6,553
Total non-current liabilities	3,417,214	3,412,251
Total equity and liabilities	$ 5,672,048	$ 5,759,745